Annual Total Returns[BarChart] - Spectrum Preferred and Capital Securities Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.17%	18.87%	1.47%	11.24%	4.69%	3.39%	10.22%	(4.76%)	16.16%	5.25%